Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 21	$ 7	$ 40
Variable lease payments	567	467	215
Measurement of the lease liability	$ 588	$ 474	$ 255